SUBSEQUENT EVENTS	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Subsequent Events [Abstract]
Subsequent Events [Text Block]
NOTE 10:-	SUBSEQUNT EVENTS

a.
In September 2013, the Company completed a private placement by and among the Company and a certain investor. As part of the financing, the Company sold an aggregate of 45,150 ordinary shares at $ 2.00 per share and 22,575 Series A warrants, for gross proceeds of $ 90. The warrants and the shares are eligible to most favored nation terms and also to a price protection.

In relation to this financing, the Company will first allocate the proceeds received in the amount of $ 7 to the detachable warrant, that due to the most favored nation terms and in accordance with ASC 815 is being considered a freestanding liability instrument that is measured at fair value at each reporting date, based on its fair value, with changes in the fair values being recognized in the Company's statement of comprehensive loss as financial income or expense. The remaining proceeds amounted to $ 83 will be allocated to the shares and will be recorded to additional paid in capital.

b.
On September 19, 2013, the Company entered into a Securities Purchase Agreement (the “September 2013 Financing”) with certain institutional accredited investors, pursuant to which it agreed to sell, in a private placement, an aggregate of 21,958,302 ordinary shares for an aggregate purchase price of $12,516 (the “Offering”). The closing of the Offering occurred on September 24, 2013 (the “Closing Date”). The issuance costs in relation to the September 2013 Financing were $ 613.

As a result of price protection provisions from investment agreements with previous investors, (i) an aggregate of 4,046,692 additional ordinary shares were issued to previous investors in connection with this Offering and (ii) there will be an additional 1,259,092 ordinary shares issuable upon exercise of outstanding warrants.

In addition, the exercise price of the Warrants issued in the April 2012 purchase agreements with the convertible note was reduced to $0.57 per share, in accordance with the anti-dilution provisions contained in the April 2012 purchase agreements.

The Company also entered into a registration rights agreement with the investors pursuant to which it agreed to file a registration statement to register the resale of the ordinary shares issued in the private placement no later than 30 days after the Closing Date.

The Company agreed to cause the registration statement to be declared effective within 60 calendar days after the Closing Date, or within 120 calendar days after the Closing Date in the event the Registration Statement is reviewed by the SEC. To the extent the registration statement is not filed by the filing deadline or declared effective by the agreed upon effectiveness deadline, the Company agreed to pay to each investor holding registrable securities an amount in cash equal to one and one half percent (1.5%) of such investor’s original investment amount on the date of such failure and on every 30-day anniversary of such failure until such failure has been cured, pro rated for periods totaling less than 30 days. In the event the Company fails to make such payments in a timely manner, such payments will bear interest at the rate of 1.0% per month (prorated for partial months) until paid in full.

c.
On September 24, 2013 and October 23, 2013, the Company granted 760,000 and 200,000 stock options, respectively, to employees at an exercise price of $2.00 per share. In addition, on September 24, 2013 and October 2, 2013, the Company granted 510,000 and 100,000 stock options, respectively, to members of the board of directors at an exercise price of $2.00 per share.

NOTE 14: - SUBSEQUENT EVENTS

a.
On January 17, 2013, the Company issued 67,500 of ordinary shares, £ 0.01 par value each, at a price of $ 2.00 per share, for total gross proceeds of $  135 that were paid in December 2012. The investors were also granted with warrants to purchase 33,750 ordinary shares, at an exercise price of $ 2.00 (the "December 2012 Financing").

Under the terms of the purchase agreement, from the date each investor entered into the purchase agreement until the earlier of (i) the six month anniversary of the effective date of a registration statement or (ii) the date immediately following the 20 consecutive trading days wherein the trading volume for the Ordinary Shares or ADSs exceeds $ 100 per trading day, each investor may elect to exchange all of its shares and warrants for any such additional securities issued by the Company in a subsequent financing on the same terms and conditions as provided to the investors in a subsequent financing (the " December Most Favored Nation").

In relation to the December 2012 Financing, the Company first allocated the proceeds received in the amount of $ 17 to the detachable warrant, freestanding liability instrument that is measured at fair value at each reporting date, based on its fair value, with changes in the fair values being recognized in the Company's statement of comprehensive loss as financial income or expense, in accordance with ASC 815. The remaining proceeds amounted to $ 118 were allocated to the shares and were recorded to receipt on account of shares.

Due to the December Most Favored Nation terms, the most favored nation terms for the investors in the November Financing were extended to 2 years and the investors also received warrants with a January Down Round Protection (as defined in note 14b), in January 2013. (See Note 14b).

b.
On January 17, 2013, the Company completed a private placement under the January 2013 Purchase Agreement (the "January Purchase Agreement"), by and among the Company and certain investors (the "January 2013 Financing"). As part of the January 2013 Financing, the Company sold an aggregate of 405,500 ordinary shares at $ 2.00 per share (the "January Shares") and 202,750 Series A warrants, 375,000 Series B warrants and 187,500 Series C warrants to purchase an aggregate of 765,250 ordinary Shares (the "January Warrants"), for gross proceed of $ 811. Under the terms of the Agent Agreement, the Company issued 43,035 Series A warrants with an exercise price of $ 2.00 per share and a contractual life of five years. The fair value of the warrants at the commitment date was $  21. The Company also paid $ 70 in cash, for advisory and legal services in relation with the January 2013 Financing.

The exercise price of the January Warrants is $ 2.00. The Series A warrants and Series C warrants are exercisable for a term of five years and the Series B warrants are exercisable until the earlier of (i) the one-year anniversary of the date when the registration of the Series B warrants becomes effective, or (ii) the 18 month anniversary of the issuance date. The vesting of the Series C warrants is dependent upon exercise of the Series B warrants. The Series C warrants shall vest in proportion to the holder's exercise of the Series B warrant as compared with the total Series B warrants issued to such holder.

Under the January 2013 Financing, the Company also entered into the January Registration Rights Agreement with the investors pursuant to which the Company is required to file a registration statement to register the resale of up to 133% of the number of ordinary shares issued in the January 2013 Financing and that may be issued upon exercise of the January Warrants. The Company agreed to file a registration statement no later than 30 days after February 28, 2013, provided the filing date shall be 60 days if the Company is required to include audited financial statements for fiscal year 2012 and to have the registration statement declared effective no later than the earlier of (a) the 90th day after the Self Filing Effective Date (135 days if the registration statement is reviewed by the SEC or 165 days if the Company is required to include audited financial statements for fiscal year 2012) or (b) the third day after the Company is notified that the registration statement will not be reviewed or is no longer subject to review. To the extent the registration statement is not declared effective by the agreed upon effectiveness deadline, the Company agreed to pay to each investor holding registrable securities an amount in cash equal to one percent (1%) of such investor's original invested amount on the closing date of the financing, on the date of such failure and on every 30-day anniversary of such failure until such failure has been cured, pro rated for periods totaling less than 30 days. In the event the Company fails to make such payments in a timely manner, such payments will bear interest at the rate of 1.5% per month (prorated for partial months) until paid in full.

Subject to certain limitations, the Series B warrants may be cancelled for consideration equal to $ 0.001 per warrant share by the Company in the event that the closing sale price of the ordinary shares for each 20 consecutive trading days exceeds $ 3.75 (subject to adjustment for forward and reverse stock splits, recapitalizations, stock dividends, etc.) and (ii) the average daily volume for such 20 day period exceeds 75,000 ordinary shares or ADSs (subject to adjustment for forward and reverse stock splits, recapitalizations, stock dividends, etc.).

On and after January 18, 2014, if a registration statement registering the ordinary shares underlying the warrants is not effective, the holders of such warrants may exercise their warrants on a cashless basis. The exercisability of the warrants may be limited if, upon exercise, the holder thereof would beneficially own more than 4.9% of the Company's ordinary shares.

The exercise price of the January Warrants is subject to standard anti-dilution adjustments. In addition, under the terms of the January Purchase Agreement, from the date each investor entered into the January Purchase Agreement until the later of (i) the two year anniversary of the effective date of a registration statement or (ii) the date immediately following the 20 consecutive trading days wherein the trading volume for the ordinary shares or ADSs exceeds $ 100 per trading day (the "Expiration Date"), each investor may elect to exchange all of its shares and January Warrants for any such additional securities issued by the Company in a subsequent financing (as defined in the January Purchase Agreement), on the same terms and conditions as provided to the investors in a subsequent financing on a $ 1 for $ 1 basis, in lieu of cash consideration (the "January Most Favored Nation").

In addition, while the January Warrants are outstanding if the Company will issue shares or warrants at an effective price per share which is lower than the exercise price of the January Warrants, the exercise price of the January Warrants shall be reduced to the lower share price in the subsequent financing ( the "January Down Round Protection"). In addition, until the Expiration Date, the shares and the Series A warrants are also entitled to a price protection.

In relation to the January 2013 Financing, the Company will first allocate the proceeds received in the amount of $ 382 to the detachable warrant, that due to the most favored nation terms and in accordance with ASC 815 is being considered a freestanding liability instrument that is measured at fair value at each reporting date, based on its fair value, with changes in the fair values being recognized in the Company's statement of comprehensive loss as financial income or expense. The remaining proceeds amounted to $ 429 will be allocated to the shares and will be recorded to additional paid in capital. The issuance costs in relation to the January 2013 Financing in the amount of $ 91 will be allocated between the warrants and the shares in proportion to the allocation of the proceeds.

The portion of the issuance costs that will be allocated to the warrants in the amount of $  43 were recognized as financial expense in the Company's statement of comprehensive loss. The portion of the issuance costs that were allocated to the shares in the amount of $ 48 will be recorded to additional paid in capital.

c.
In January 2013, the Company agreed that provided that the Agent raises an aggregate of at least $ 3,500 for the Company (the "Goal"), the agreement that was signed with the agent on November 30, 2012 shall be amended such that the warrants granted to the Agent in relation to the November Financing, will be eligible to a down-round anti-dilution protection. The Company will reclassify the warrants granted to the Agent in relation to the November Financing to a liability upon the achievement of the Goal. See also note 9e.

d.
In January, February and March 2013, the Company completed a private placement by and among the Company and certain investors. As part of the financing, the Company sold an aggregate of 165,500 ordinary shares at $ 2.00 per share and 82,750 Series A warrants, for gross proceed of $ 331. The warrants and the shares are eligible to most favored nation terms and also to a price protection. Under the terms of the Agent Agreement, the Company issued 10,800 warrants with an exercise price of $ 2.00 per share and a contractual life of five years. The fair value of the warrants at the commitment date was $ 5. The Company also paid $  14 in cash for advisory services in relation to the financings rounds.

In relation to the January 2013 Financing, the Company will first allocate the proceeds received in the amount of $ 41 to the detachable warrant, that due to the most favored nation terms and in accordance with ASC 815 is being considered a freestanding liability instrument that is measured at fair value at each reporting date, based on its fair value, with changes in the fair values being recognized in the Company's statement of comprehensive loss as financial income or expense. The remaining proceeds amounted to $ 290 will be allocated to the shares and will be recorded to additional paid in capital. The issuance costs in relation to financings in the amount of $ 20 were allocated between the warrants and the shares in proportion to the allocation of the proceeds. The portion of the issuance costs that were allocated to the warrants in the amount of $ 2 were recognized as financial expense in the Company's statement of comprehensive loss. The portion of the issuance costs that were allocated to the shares in the amount of $ 18 were recorded to additional paid in capital.